Long-term Debt - Schedule of long-term debt (Details) - Convertible debt - 1.25% Convertible Senior Notes Due 2026 - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 14, 2021
Debt Instrument [Line Items]
Stated interest rate	1.25%	1.25%
Principal Amount	$ 750,000
Unamortized Issuance Costs	20,086
Net Carrying Value	729,914
Level 2
Debt Instrument [Line Items]
Fair value of debt	$ 794,325